Earning Per Share - Summary of Profit Attributable to Ordinary Shareholders (Detail) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit attributable to ordinary shareholders	€ 31,118	€ 39,067	€ 38,336
Weighted average number of ordinary shares at December 31,	71,562	71,089	70,349
Dilution effect of share options, restricted and performance shares on issue	494	432	864
Weighted average number of ordinary shares (diluted) at December 31,	72,056	71,521	71,213